Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
Schedule II - Valuation and Qualifying Accounts and Reserves
(in millions)

The following is a summary of the valuation and qualifying accounts and reserves for the period from January 2010 to 2012.

	Beginning Balance	Effect of Acquisition Accounting	Amounts Reserved	Balance Written Off	Ending Balance
Allowance for Doubtful Accounts and Sales Returns and Allowance Reserves
Year Ended December 31, 2012	$1.8	$—	$3.1	$(3.4)	$1.5
December 22 to December 31, 2011	$3.0	$(1.2)	$0.2	$(0.2)	$1.8
January 1 to December 21, 2011	$2.8	$—	$1.7	$(1.5)	$3.0
Year Ended December 31, 2010	$3.0	$—	$4.0	$(4.2)	$2.8